Summary of Significant Accounting Policies - Schedule of Estimated Useful Life by Asset Description (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Furniture and Equipment [Member]
Estimate Useful Life (Years)	3 - 5 Years	3 - 5 Years
Tooling Equipment [Member]
Estimate Useful Life (Years)	10 Years	10 Years
Leasehold Improvements [Member]
Estimate Useful Life (Years)	The shorter of 5 years or the life of the lease.	The shorter of 5 years or the life of the lease.